Derivative Financial Instruments (Tables) (Derivatives Not Designated as Hedging Instruments)	12 Months Ended
Mar. 31, 2014
Derivatives Not Designated as Hedging Instruments
Fair Value of Derivative Contracts

Derivatives not designated as hedging instruments

	Yen (Millions)
	March 31, 2013		March 31, 2014
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Assets
Foreign exchange contracts	Other current assets	¥16	Other current assets	—

Liabilities
Foreign exchange contracts	Other current liabilities	¥0	Other current liabilities	—

Effect of Derivative Instrument on Consolidated Statements of Operations

The effects of derivatives not designated as hedging instruments on the consolidated statements of operations for the years ended March 31, 2012, 2013 and 2014 were as follows:

	Location of gain (loss) recognized in income on derivatives	Yen (Millions)
		Amount of gain (loss) recognized in income on derivatives
		2012	2013	2014
Foreign exchange contracts	Other income (expense)	¥630	(96)	96